Pension and Other Postretirement Benefits (Schedule of Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	$ 14
2019	14
2020	14
2021	13
2022	13
2023 - 2027	56
U.S. Plans | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2018	102
2019	107
2020	107
2021	98
2022	100
2023 - 2027	491
Non-U.S. Plans | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2018	161
2019	164
2020	167
2021	166
2022	168
2023 - 2027	$ 846